Balance Sheet Details (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Inventory finished goods net of reserves	$ 46,000
Sale of inventory	46,000
Depreciation expense	40,000	$ 27,000
Impairment expenses	48,000
Patents [Member]
Amortization expense	$ 179,000	179,000
Weighted average remaining amortization period for patents	6 years
Amortization expense, next twelve months	$ 178,000
Amortization expenses, year two	178,000
Amortization expenses, year three	178,000
Amortization expenses, year four	178,000
Amortization expenses, year five	$ 178,000
Impairment expenses		$ 0